Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of option activity for options to employees, officers and directors
	For the year ended December 31,
	2021			2020			2019
	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual life	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual life	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual life
Outstanding as of beginning of period	1,639,792	6.14	3.75-6.87	706,728	6.14	4.75-5	681,912	6.14	5.76-6.0
Granted	--	--	--	1,502,248	6.14	5.33-7.87	132,044	6.14	5.0
Exercised	(20,724)	6.14		--	--		--
Forfeited	(354,200)	6.14		(569,184)	6.14		(107,228)	6.4

Outstanding as of end of period	1,264,868	6.14	3.75-6.87	1,639,792	6.14	4.75-7.87	706,728	6.14	4.75-5.0
Exercisable as of end of period	683,723	6.14	3.75-6.87	595,980	6.14	4.75-7.87	181,984	6.14	4.75-5.0

Schedule of total share-based payment expense related to options granted to employees
	Year ended December 31,
	2021	2020	2019

Cost of revenues	$36	$--	$--
Research and development	608	1,119	690
General and administrative	411	1,162	667
Total share-based payment expense	1,055	2,281	1,357